Prepayments, deposits and other current assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Prepayments Deposits And Other Current Assets
Advances to suppliers		$ 34,661	$ 132,718
Deposits	$ 27,873	21,061	26,924
Prepaid expenses		157,156	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)		11,514	77,734
Prepaid expenses		$ 224,392	$ 301,370